15. FINANCIAL INSTRUMENTS & FINANCIAL RISK MANAGEMENT: Schedule of financial instruments carried at fair value (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Cash and cash equivalents	$ 696,395	$ 175,235	$ 175,798	$ 368,546
Level 1 of fair value hierarchy
Cash and cash equivalents	696,395	175,235
Level 2 of fair value hierarchy
Cash and cash equivalents	0	0
Level 3 of fair value hierarchy
Cash and cash equivalents	$ 0	$ 0